Offerings - Offering: 1	Jul. 31, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common units representing limited partner interests
Amount Registered | shares	550,000
Proposed Maximum Offering Price per Unit	89.64
Maximum Aggregate Offering Price	$ 49,302,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,548.14
Offering Note
(1)    Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional Common Units of the Registrant that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding Common Units of the Registrant, as applicable.
(2)    Estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $89.64 per unit, the average of the high and low prices of the Registrant’s Common Units on July 25, 2025 as reported on the New York Stock Exchange.
(3)    Represents the Registrant’s Common Units representing limited partnership interests that may be issued under the CVR Partners, LP 2025 Long-Term Incentive Plan.